Form N-PX
Annual Report of Proxy Voting Record  Of Registered Management
Investment Company

Investment Company Act File Number:	811-09189

Exact name of investment company as specified in charter:
Zazove Convertible Securities Fund, Inc.

Address of principal executive office:
1001 Tahoe Blvd.
Incline Village, NV 89451

Registrant's telephone number, including area code:
847.239.7100

Date of fiscal year end:  December 31

Date of reporting period:  year ended June 30, 2019

Item 1. Proxy Voting Record

I. Cinedigm Corporation
(a) Name of Issuer of the portfolio security:
    Cinedigm Corporation
(b) Exchange ticker symbol of the portfolio security: CIDM
(c) CUSIP: 172407108
(d) Shareholder meeting date:  September 20, 2018
(e) Brief identification of the matter voted on:
1.  Election of six directors
2. To approve, by non binding advisory vote, executive compensation.
3. Ratification of EisnerAmper LLP as independent accountants for fiscal year ending March 31, 2019
f) Whether the matter was proposed by issuer or a security holder: Issuer
(g) Whether Registrant cast its vote on the matter: Yes
(h) How the Registrant cast its vote: For
(i) Whether Registrant cast its vote for or against management: For management

II.  Cumulus Media Inc.
(a) Name of Issuer of the portfolio security:
    Cumulus Media Inc.
(b) Exchange ticker symbol of the portfolio security: CMLS
(c) CUSIP: 231082603
(d) Shareholder meeting date:  April 30, 2019
(e) Brief identification of the matter voted on:
1.  Election of seven directors.
2. Approve on an advisory basis, the compensation to be paid to the named executive officers.
3. Ratification of PriceWaterhouseCoopers LLP as independent accountants for fiscal year 2019.
f) Whether the matter was proposed by issuer or a security holder: Issuer
(g) Whether Registrant cast its vote on the matter: Yes
(h) How the Registrant cast its vote: for
(i) Whether Registrant cast its vote for or against management: for management

III. NRC Group Holdings Corp.
(a) Name of Issuer of the portfolio security:
    NRC Group Holdings Corp.
(b) Exchange ticker symbol of the portfolio security: NRCG
(c) CUSIP: 629375106
(d) Shareholder meeting date:  May 30, 2019
(e) Brief identification of the matter voted on:
1.  Election of three Class I directors.
f) Whether the matter was proposed by issuer or a security holder: Issuer
(g) Whether Registrant cast its vote on the matter: Yes
(h) How the Registrant cast its vote: For
(i) Whether Registrant cast its vote for or against management: For management

IV.  School Specialty Inc.
(a) Name of Issuer of the portfolio security:
    School Specialty, Inc.
(b) Exchange ticker symbol of the portfolio security: SCOO
(c) CUSIP: 807864103
(d) Shareholder meeting date: June 6, 2019
(e) Brief identification of the matter voted on:
1.  Election of five directors.
2. Approve adivsory resolution on the compensation of named executive officers.
3. Ratification of Grant Thornton LLP as independent registered public accounting firm for year ended
    December 28, 2019.
f) Whether the matter was proposed by issuer or a security holder: Issuer
(g) Whether Registrant cast its vote on the matter: Yes
(h) How the Registrant cast its vote: For all proposals.
(i) Whether Registrant cast its vote for or against management: For management

V.  Pernix Therapeutics Holdings, Inc.
(a) Name of Issuer of the portfolio security:
    Pernix Therapeutics Holdings, Inc.
(b) Exchange ticker symbol of the portfolio security: PTXTQ
(c) CUSIP: 71426V108
(d) Shareholder meeting date:  June 12, 2019
(e) Brief identification of the matter voted on:
1.  Approval of bankrutpcy plan of reorganization.
f) Whether the matter was proposed by issuer or a security holder: Issuer
(g) Whether Registrant cast its vote on the matter: Yes
(h) How the Registrant cast its vote: For
(i) Whether Registrant cast its vote for or against management: For management

VI. Willscot Corporation
(a) Name of Issuer of the portfolio security:
    Willscot Corporation
(b) Exchange ticker symbol of the portfolio security: WSC
(c) CUSIP: 971375126
(d) Shareholder meeting date:  June 18, 2019
(e) Brief identification of the matter voted on:
1.  Election two directors.
2. Ratification of Ernst & Young LLP as independent registered public accounting firm for year ended
    December 31, 2019
f) Whether the matter was proposed by issuer or a security holder: Issuer
(g) Whether Registrant cast its vote on the matter: Yes
(h) How the Registrant cast its vote: For
(i) Whether Registrant cast its vote for or against management: For management

Zazove Convertible Securities Fund, Inc.
By:    Gene T. Pretti, President
Date:  August 20, 2019